Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
1 7 .	COMMITMENTS AND CONTINGENCIES

i .
The Company may be required to make milestone, royalty, and other research and development funding payments under agreements with third parties (see Note 10 – Auritec License Agreement). These payments are contingent upon the achievement of specific development, regulatory and/or commercial milestones. The Company has not accrued these payments as at December 31, 2024 due to the uncertainty over whether these milestones will be achieved.

ii .
Eupraxia has entered into a number of service contracts with its vendors. Some of those contracts have cancellation clauses which state Eupraxia would pay a cancellation fee of between 15% and 100% of the next service milestone if it terminates the contract. During the year ended December 31, 2024, the Company cancelled a contract with one of its vendors which triggered a cancellation fee of $87,598 which was expensed during the year ended December 31, 2024. There were no cancelled contracts during the year ended December 31, 2023.

iii.
The Company has entered into service agreements with third parties that include indemnification provisions that are customary in the industry. These indemnification provisions generally require the Company to compensate the other party for certain damages and costs incurred as a result of third-party claims or damages arising from these transactions.

The maximum amount of potential future indemnification is unlimited; however, the Company currently holds commercial general liability insurance. This insurance limits the Company’s exposure and may enable it to recover a portion of any future amounts paid. Historically, the Company has not made any indemnification payments under such agreements and the Company believes that the fair value of these indemnification obligations is minimal. Accordingly, the Company has not recognized any liabilities relating to these obligations for any period presented.